Revenue - License and Collaboration Agreement (Details) $ in Thousands				1 Months Ended				12 Months Ended
	Jan. 23, 2023 USD ($)	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Jul. 31, 2021	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 item
Revenue from license and collaboration agreements
Clinical Trial Related Costs								$ 199,728	$ 255,935	$ 190,051
Revenue from external customers								837,999	426,409	356,128
Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers								83,087	57,057	33,937
Services -Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								48,608	41,275	27,428
Services-Research and Development
Revenue from license and collaboration agreements
Revenue from external customers								481	507	525
Oncology/Immunology segment
Revenue from license and collaboration agreements
Revenue from external customers								528,616	163,844	119,610
Oncology/Immunology segment | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers								83,087	57,057	33,937
Oncology/Immunology segment | Services -Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								48,608	41,275	27,428
Oncology/Immunology segment | Services-Research and Development
Revenue from license and collaboration agreements
Revenue from external customers								481	507	525
Other Ventures segment
Revenue from license and collaboration agreements
Revenue from external customers								309,383	262,565	236,518
License and collaboration agreement with Takeda Pharmaceutical
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received	$ 1,130,000
Upfront payment								400,000
Regulatory approval milestone payment achieved	$ 35,000							$ 35,000
Percentage of transaction price allocated to licenses								62.00%
Percentage of transaction price allocated to other performance obligations								38.00%
Revenue from external customers								$ 353,104
Revenue recognized related to the recognition of deferred upfront payment received								280,000
Regulatory approval milestone payment received								32,000
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers								5,053
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Allocated from upfront payment
Revenue from license and collaboration agreements
Revenue from external customers								4,718
License and collaboration agreement with Takeda Pharmaceutical | Services-Research and Development
Revenue from license and collaboration agreements
Revenue from external customers								33,892
License and collaboration agreement with Takeda Pharmaceutical | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers								28,494
License and collaboration agreement with Takeda Pharmaceutical | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								2,092
License and collaboration agreement with Takeda Pharmaceutical | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers								278,855
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received		$ 86,500
Life cycle indications ("LCI") | item											3
Remaining per life cycle indication regulatory approval milestone payments						$ 20,000
Remaining regulatory approval milestone payments						$ 60,000
Increase of development and regulatory approval milestones for an initial indication					$ 10,000
Upfront payment								6,500
Percentage of transaction price allocated to licenses		90.00%
Percentage of transaction price allocated to other performance obligations		10.00%
Revenue from external customers								84,974	77,690	58,003
Development milestone payments achieved								40,000
License and collaboration agreement with Eli Lilly | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers								16,966	14,407	15,792
License and collaboration agreement with Eli Lilly | Services -Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								48,608	41,275	27,428
License and collaboration agreement with Eli Lilly | Services-Research and Development
Revenue from license and collaboration agreements
Revenue from external customers								2,828	8,031	4,491
License and collaboration agreement with Eli Lilly | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers								12	23
License and collaboration agreement with Eli Lilly | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								16,560	13,954	10,292
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements
Percentage of royalties		15.00%				15.00%
Threshold percentage of sales in provinces to promote						30.00%
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements
Percentage of royalties		20.00%				29.00%
Threshold percentage of sales in provinces to promote						40.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements
Series of payments			$ 140,000
Upfront payment								20,000
Clinical Trial Related Costs							$ 50,000
Revenue from external customers								43,901	51,681	49,055
Development milestone payments achieved								40,000
First-sale milestone payment achieved								25,000
Percentage of transaction price allocated to license to savolitinib			95.00%
Percentage of transaction price allocated to research and development services			5.00%
License and collaboration agreement with AstraZeneca | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers								15,013	9,904	6,509
License and collaboration agreement with AstraZeneca | Services-Research and Development
Revenue from license and collaboration agreements
Revenue from external customers								14,993	14,106	12,743
License and collaboration agreement with AstraZeneca | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers								77	361	1,370
License and collaboration agreement with AstraZeneca | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers								$ 13,818	12,356	4,772
License and collaboration agreement with AstraZeneca | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers									$ 14,954	$ 23,661
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements
Percentage of royalties				30.00%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one			9.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one			13.00%